Inventories	6 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
Inventories [Text Block]
Inventories

Major components of inventories are summarized below. Of total net inventory values shown, 46 percent are under the last-in first-out (LIFO) method at December 31, 2011, and 46 percent at June 30, 2011.

(In thousands)	December 31, 2011	June 30, 2011
Raw materials	$13,363	$15,633
Work in process	12,578	11,723
Finished goods	2,531	1,609
	28,472	28,965
Reserve for LIFO cost valuation	(7,365)	(7,436)
Inventories	$21,107	$21,529